Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Year ended December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	$41,362	—	$—
Non-cash acquisition of net assets including goodwill of the Höegh Gallant less cash acquired of $7,695	—	—	186,465
Supplemental disclosure of non-cash financing activities
Non-cash revolving credit facility draw for the acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	41,362	—	—
Non-cash cancellation of demand note due from Höegh LNG	—	—	140,000
Non-cash seller's credit note and liability for the acquisition of the Höegh Gallant	$—	—	$54,160